INVESTMENT IN JOINT VENTURES (Schedule of Carrying Amounts) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Shanghai Zapple [Member]	Dec. 31, 2012 Shanghai Zapple [Member]	Jun. 30, 2013 ZAP Hangzhou [Member]	Jun. 30, 2012 ZAP Hangzhou [Member]	Jun. 30, 2013 ZAP Hangzhou [Member]	Dec. 31, 2012 ZAP Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Beginning balance			$ 898	$ 1,290	$ 5	$ 736			$ 6	$ 554
Initial investment			128						128
Less: investment loss	(89)	(152)	(574)	(273)	(461)	(280)	24	51	(103)	(123)
CTA
Ending balance	$ 334		$ 334			$ 5	$ 334		$ 334	$ 6